LICENSE AGREEMENTS AND COMMITMENTS (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	May. 31, 2015	May. 25, 2015	May. 31, 2014	Feb. 28, 2015
Percent of outstanding common stock to be issued	15.00%
Common shares issued		387
Lease term			1 year	1 year
Lease expiration date			Aug. 31, 2014	Aug. 31, 2014
Rent payable, Boston, monthly installment rate				$ 10,280
Rent payable, New York, monthly installment rate				1,400
Rental security deposit				2,100
License Agreement [Member]
License maintenance fee due at one year	$ 50,000			50,000
License maintenance fee due at two years	75,000			75,000
License maintenance fee due at three years	$ 100,000			$ 100,000
Shares issued per antidilution right	160,158			160,158
License Agreement 2 [Member]
License maintenance fee due at one year	$ 30,000			$ 30,000
License maintenance fee due at two years	50,000			50,000
License maintenance fee due at three years	75,000			75,000
License maintenance fee due at four years	100,000			100,000
License Agreement 3 [Member]
License maintenance fee due at one year	15,000			15,000
License maintenance fee due at two years	25,000			25,000
License maintenance fee due at three years	37,500			37,500
License maintenance fee due at four years	50,000			50,000
License Agreement 4 [Member]
License maintenance fee due at one year	10,000			10,000
License maintenance fee due at two years	15,000			15,000
License maintenance fee due at three years	15,000			15,000
License maintenance fee due at four years	$ 20,000			$ 20,000